Supplemental pension plans (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk Factors [Abstract]
Nominal discount rate	6.45% - 7.45% a.a.	8.8% - 9.31% a.a.
Nominal rate of future salary increases	3.8% a.a.	4.0% a.a.
Nominal growth rate of social security benefits and plans	3.8% a.a.	4.0% a.a.
Initial rate of growth of medical costs	7.95% - 8.99% a.a.	8.16% - 9.72% a.a.
Inflation rate	3.8% a.a.	4.0% a.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	---	---
Probability of entering retirement	100% in the 1st eligibility to a benefit by the plan	100% in the 1st eligibility to a benefit by the plan